Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 000 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 81,037,150	$ 73,155,416
Investments - participant loans	2,884,682	2,725,654
Receivable - notes receivable from participants	(3,176,838)	(3,060,690)
Excess contributions payable included in financial statements but not in Form 5500	69,710	141,646
Contributions receivable	(197,250)	(196,961)
Net assets per Form 5500	$ 80,617,454	$ 72,765,065